Income Taxes (Reconciliation Of Income Tax Expense (Benefit) Based On Federal Statutory Rate To Amount Per Effective Tax Rate) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Taxes computed at federal statutory rate	$ (600)	$ 3,878	$ 5,223
Increases (decreases) in income taxes resulting from:
State and local income taxes - net of federal income tax benefit	193	611	738
Enactment date and measurement period adjustments from the Act	0	0	(718)
Tax on foreign investments	(141)	(115)	(466)
Noncontrolling interest	(285)	(230)	(121)
Permanent items and R&D credit	(239)	(285)	(189)
Audit resolutions	(112)	(156)	544
Divestitures	107	0	0
Goodwill impairment	2,120	0	0
Other - net	(78)	(210)	(91)
Total	$ 965	$ 3,493	$ 4,920
Effective Tax Rate	(33.80%)	18.90%	19.80%